COMBINED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Premiums
Gross		$ 4,910	$ 7,163	$ 431
Ceded		(650)	(1)	(1)
Net premiums		4,260	7,162	430
Other policy revenue		224	0	0
Net investment income		336	1	84
Net investment results from funds withheld		281	78	0
Total revenues		5,101	7,241	514
Income from equity accounted investments		222	8	0
Benefits and claims paid on insurance contracts
Gross		2,019	310	63
Ceded		(384)	(18)	(25)
Change in future policy benefits
Gross		2,150	6,958	457
Ceded		39	22	11
Interest credited to policyholders' account balances		156	0	0
Commissions for acquiring and servicing policies		412	0	0
Changes in deferred acquisition costs		(383)	(44)	0
Other reinsurance expenses		125	19	0
Operating expenses		433	35	6
Interest expense		196	9	0
Total benefits and expenses		4,763	7,291	512
Net income (loss) before income taxes		560	(42)	2
Current tax expense		(21)	0	(1)
Deferred tax expense		(47)	(2)	0
Net income (loss) for the year		492	(44)	1
Non-controlling interests		$ 2	$ 0	$ 0
Net income (loss) per share, basic (USD per share)		$ 15.68	$ (2.58)	$ 18.92
Brookfield Corporation
Change in future policy benefits
Net income (loss) for the year	[1]	$ 0	$ 5	$ 1
Class A exchangeable and Class B
Change in future policy benefits
Net income (loss) for the year	[2]	6	3	0
Class C shareholders
Change in future policy benefits
Net income (loss) for the year	[2]	$ 484	$ (52)	$ 0
Net income (loss) per share, basic (USD per share)		$ 15.68	$ (2.58)

[1]	For the periods prior to June 28, 2021. See Note 1(b).
[2]	For the periods June 28, 2021 onward. See Note 1(b).